Note 4 - Restricted Cash Equivalents and Short-Term Investments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Restricted Cash and Investments, Current	$ 800	$ 1,000	$ 1,000